Other Current Liabilities (Components Of Other Current Liabilities) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Other Current Liabilities
Non-qualified deferred compensation plan	$ 200.1	$ 158.1
Sales and other taxes	61.5	51.5
Insurance-related	33.6	30.4
Employee benefits	33.8	32.9
Derivative liabilities	23.2	12.1
Accrued interest	14.0	17.7
Miscellaneous	43.1	38.2
Total other current liabilities	$ 409.3	$ 340.9